SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Pension and Post-Retirement Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) contract participant
United States
Defined Benefit Plan Disclosure [Line Items]
Service cost (less than) | $	$ 1
Number of participants | participant	4
IPC Plan
Defined Benefit Plan Disclosure [Line Items]
Number of annuity contracts | contract	2